Loans portfolio - Components (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019		Dec. 31, 2018	Dec. 31, 2017
Financial investments
Loans		$ 16,583.0	[1]	$ 15,849.0
UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Loans				7,089.0
Continuing and discontinued operations
Financial investments
Loans	[1],[2]			22,938.0	$ 23,054.0
Mortgage loans
Financial investments
Loans		10,069.0		9,605.0
Mortgage loans | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Loans				5,241.0
Mortgage loans | Continuing and discontinued operations
Financial investments
Loans				14,846.0
Policy loans
Financial investments
Loans		6,121.0		5,902.0
Policy loans | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Loans				4.0
Policy loans | Continuing and discontinued operations
Financial investments
Loans				5,906.0
Other loans
Financial investments
Loans		393.0		342.0
Other loans | UK & Europe Discontinued Operations (M&G Prudential)
Financial investments
Loans				1,844.0
Other loans | Continuing and discontinued operations
Financial investments
Loans				2,186.0
Jackson (US insurance operations) | Mortgage loans | Average
Financial investments
Loans		$ 19.3		$ 17.8
Estimated loan to value (as a percent)		54.00%		53.00%
Operating segments | Asia | With-profits
Financial investments
Loans		$ 1,463.0		$ 1,009.0
Operating segments | Asia | With-profits | Policy loans
Financial investments
Loans		1,089.0		926.0
Operating segments | Asia | With-profits | Other loans
Financial investments
Loans		374.0		83.0
Operating segments | Asia | Non-linked shareholder-backed
Financial investments
Loans		500.0		746.0
Operating segments | Asia | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans		165.0		199.0
Operating segments | Asia | Non-linked shareholder-backed | Policy loans
Financial investments
Loans		316.0		288.0
Operating segments | Asia | Non-linked shareholder-backed | Other loans
Financial investments
Loans		19.0		259.0
Operating segments | US | Non-linked shareholder-backed
Financial investments
Loans		14,611.0		14,094.0
Operating segments | US | Non-linked shareholder-backed | Mortgage loans
Financial investments
Loans		9,904.0		9,406.0
Operating segments | US | Non-linked shareholder-backed | Policy loans
Financial investments
Loans		4,707.0		4,688.0
Accounted for at fair value through profit or loss		3,587.0		$ 3,544.0
Unallocated to a segment (other operations)
Financial investments
Loans		9.0
Unallocated to a segment (other operations) | Policy loans
Financial investments
Loans		$ 9.0

[1]	The Group has adopted a change in its presentation currency from pounds sterling to US dollars at 31 December 2019 as described in note A1. Accordingly, the 31 December 2018 and 1 January 2018 comparative statements of financial position and the 2018 related notes have been re-presented retrospectively from the previously published results. As a result of this change, the statement of financial position as at 1 January 2018 has been re-presented in accordance with IAS 1
[2]	The 31 December 2018 and 1 January 2018 comparative statements of financial position included discontinued UK and Europe operations